EQ/Davis New York Venture Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

Expense Example - EQ/Davis New York Venture Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	126	393	681	1,500
Class IB Shares	126	393	681	1,500